Related party transactions	12 Months Ended
Mar. 31, 2019
Related Party [Abstract]
Related party transactions
Related party transactions
On December 9, 2013, the Company entered into a management agreement with certain affiliates of Bain Capital for a term of five years, which was terminated upon the public share offering on March 21, 2017, in accordance with the terms of the agreement. During the year ended March 31, 2017, the Company incurred management fees under the management agreement of $10.3, including $9.6 paid on termination.
In the year ended March 31, 2017, the Company incurred interest expense of $3.8 on the subordinated debt owing to Bain Capital. The subordinated debt and accrued interest were repaid in full on December 2, 2016 in connection with the Recapitalization (note 17).
The Company enters into transactions from time to time with its principal shareholders and organizations affiliated with members of the Board of Directors by incurring expenses for business services. During the year ended March 31, 2019, the Company incurred expenses with related parties of $1.0, measured at the exchange amount (2018 - $1.4) to companies related to certain shareholders. Net balances owing to related parties as at March 31, 2019 were $0.1 (2018 - $0.1).
The Company has incurred expenses for lease of premises and other operating costs payable to entities affiliated with the Baffin Vendor totalling $0.6 for the year ended March 31, 2019. Under the terms of the purchase agreement, the Company agreed to acquire the inventories in transit at the time of the acquisition when received. Purchases of inventories for the year ended March 31, 2019 amounted to $3.0. Related amounts owing to the Baffin Vendor as at March 31, 2019 were $nil. In connection with the acquisition of Baffin, $3.0 is payable to the Baffin Vendor on November 1, 2020 and will be charged to expense over two years (note 5).
Terms and conditions of transactions with related parties
Transactions with related parties are conducted on terms pursuant to an approved agreement, or are approved by the Board of Directors.
Key management compensation
Key management consists of the Board of Directors, the President and Chief Executive Officer and the executives who report directly to the President and Chief Executive Officer.

	2019	2018	2017
	$	$	$
Short term employee benefits	13.2	10.4	5.4
Long term employee benefits	0.1	—	—
Termination benefits	—	0.2	0.4
Share-based compensation	2.9	1.6	4.5
Compensation expense	16.2	12.2	10.3